Income Tax (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward	$ 4,343,240	$ 2,858,009
CHINA
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward	$ 5,940,924	1,964,000	$ 903,529
Expiration Beginning in the Year	2020
HONG KONG
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward	$ 340,902	875,122	194,557
Expiration Beginning in the Year	Indefinitely
UNITED KINGDOM
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward	$ 1,102	1,000
Expiration Beginning in the Year	2019
AUSTRALIA
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward	$ 53,063	$ 17,887
Expiration Beginning in the Year	Indefinitely